UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

__________________to__________________

Date of Report (Date of earliest event reported) __________________________________

Commission File Number of securitizer: _______________________________

Central Index Key Number of securitizer: ______________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X        Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001748395 (Funding Depositor LLC)

CIM Trust 2022-I1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Mohit Marria, (212) 626-2300
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit 99.1 for the related information.

Item 3.	Exhibits

99.1	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades

Schedule 3 – Exception Grades

Schedule 4 – Valuation Summary

Schedule 5 – Supplemental Data

Schedule 6 – ASF

Schedule 7 – Business Purpose

Schedule 8 – Multi Property

Schedule 9 – Multi Property Valuation

Schedule 10 – Data Compare Summary

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: May 25, 2022

Funding Depositor LLC
(Securitizer)

By:	/s/ Mohit Marria
Name: Mohit Marria
Title: President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades

Schedule 3 – Exception Grades

Schedule 4 – Valuation Summary

Schedule 5 – Supplemental Data

Schedule 6 – ASF

Schedule 7 – Business Purpose

Schedule 8 – Multi Property

Schedule 9 – Multi Property Valuation

Schedule 10 – Data Compare Summary